JANUARY AND MARCH 2012 FINANCING (Details Textual) (USD $)	3 Months Ended		12 Months Ended		67 Months Ended	70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Debt Conversion, Converted Instrument, Shares Issued (in shares)				199,250
Entity's Volume Weighted Average Price			$ 34.60
Warrants Exercise Terms and Expiration Description			In the event that the Company's average daily volume weighted average price was at or above $15.00 during the Measuring Period, the Class B Warrants were to expire unexercised. The Announcement Date was the earlier of (1) the date on which the Company announces via press release the results of the pharmacokinetic study of its TNX-102 drug formulation; or (2) June 1, 2012. On April 5, 2012 the Company issued a press release announcing the results of the pharmacokinetic study of its TNX-102 drug formulation, which is defined as an Announcement Date for the purpose of the Class B Warrants. Based on the Company's average daily volume weighted average price, which was $34.60 per share, during the Measuring Period, the Class B Warrants expired unexercised.
Change in fair value of warrant liability	$ 0	$ (47,023)	$ 1,177,026		$ 1,177,026	$ 1,177,026
Warrants Issued During Period To Purchase Common Stock	10,800		1,538
Percentage Of Shares Issuable Upon Excercise Of Warrants				33.00%
Stock Units Issued Upon Conversion Of Convertible Debt Purchase Price			25,000
Warrants reclassified to equity upon expiry of reset provisions	0	0	3,938,946	0	3,938,946	3,938,946
Warrants Exercise Price (in dollars per share)	$ 12.00		$ 20.00
Common Stock [Member]
Number Of Shares Included In One Stock Unit (in shares)			1,250
Warrant [Member]
Valuation Assumptions Issuance Date 1			Jan. 20, 2012
Valuation Assumptions Issuance Date 2			Mar. 01, 2012
Valuation Assumptions Expiration Date			Jun. 06, 2012
Additional Paid-In Capital [Member]
Warrants reclassified to equity upon expiry of reset provisions			3,938,946
Placement Agents [Member]
Financing Arrangements Expense			706,511
Placement Agents [Member] | Other Financing Cost [Member]
Financing Arrangements Expense			270,798
Placement Agents [Member] | Additional Paid-In Capital [Member]
Financing Arrangements Expense			435,713
Minimum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement			1.00%
Maximum [Member]
Percentage Of Investor Fee Payable Under Registration Rights Agreement			10.00%
Class A Warrant [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			1,250
Class B Warrant [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			1,250
Entity Minimum Volume Weighted Average Price Effect On Exercise Warrants			$ 15.00
January 2012 Financing [Member]
Stock Units Issued During Period			172.118
Proceeds From Issuance Of Stock Units			2,377,950
Proceeds From Conversion Of Convertible Debentures			1,925,000
Warrants Issued During Period To Purchase Common Stock			215,148
January 2012 Financing [Member] | Placement Agents [Member]
Warrants Issued During Period To Purchase Common Stock			11,765
March 2012 Financing [Member]
Stock Units Issued During Period			92.5926
Proceeds From Issuance Of Stock Units			2,314,815
Warrants Issued During Period To Purchase Common Stock			115,741
March 2012 Financing [Member] | Placement Agents [Member]
Warrants Issued During Period To Purchase Common Stock			11,574
Financing Arrangements [Member]
Warrants Exercise Period			7 years
Percentage Of Shares Issuable Upon Excercise Of Warrants			10.00%
Warrants Exercise Price (in dollars per share)			$ 25.00
Financing Arrangements [Member] | Placement Agents [Member]
Payment For Commission			466,777
Percentage Of Commission Paid			8.00%
Percentage Of Non Accountable Expenses			2.00%
Warrants Issued During Period To Purchase Common Stock			23,339
Financing Arrangements [Member] | Class A Warrant [Member]
Warrants Not Settleable In Cash Fair Value Disclosure			2,549,684		2,549,684
Warrants Exercise Price (in dollars per share)			$ 25.00
Financing Arrangements [Member] | Agent Warrants [Member]
Warrants Not Settleable In Cash Fair Value Disclosure			$ 212,235		$ 212,235